Equipment and Intangibles (Tables)	9 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Equipment

	June 30, 2012	September 30, 2011

Computer Equipment	$9,498	$8,818
Furniture & Equipment	4,869	-
Website Costs	1,500	1,500
Less accumulated depreciation
and amortization	(5,665)	(3,848)

	$10,202	$6,470